Dividends - Summary of Dividends Paid to Minority Shareholding (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Dividends [line items]
Dividends paid to noncontrolling interests	$ 120,000	$ 206,861
Life Miles Ltd [member]
Disclosure of Dividends [line items]
Dividends paid to noncontrolling interests	120,000	205,000
Turbo Prop Leasing Corp [member]
Disclosure of Dividends [line items]
Dividends paid to noncontrolling interests	0	1,861
Non-controlling interests [member]
Disclosure of Dividends [line items]
Dividends paid to noncontrolling interests	36,000	62,096
Non-controlling interests [member] | Life Miles Ltd [member]
Disclosure of Dividends [line items]
Dividends paid to noncontrolling interests	36,000	61,500
Non-controlling interests [member] | Turbo Prop Leasing Corp [member]
Disclosure of Dividends [line items]
Dividends paid to noncontrolling interests	0	596
Avianca Holdings SA participation [member]
Disclosure of Dividends [line items]
Dividends paid to noncontrolling interests	84,000	144,765
Avianca Holdings SA participation [member] | Life Miles Ltd [member]
Disclosure of Dividends [line items]
Dividends paid to noncontrolling interests	84,000	143,500
Avianca Holdings SA participation [member] | Turbo Prop Leasing Corp [member]
Disclosure of Dividends [line items]
Dividends paid to noncontrolling interests	$ 0	$ 1,265